Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Geographic Information

Geographic information

(in millions of Canadian dollars)	Canada	United States	Total

2012
Revenues	$4,095	$1,600	$5,695
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$9,138	$4,249	$13,387

2011
Revenues	$3,766	$1,411	$5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,854	$4,309	$13,163

2010
Revenues	$3,635	$1,346	$4,981
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	$8,458	$4,013	$12,471